UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21488

Cohen & Steers Global Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended June 30, 2012. The net asset values (NAV) per share at that date were $13.46, $13.47, $13.43 and $13.48 for Class A, Class B, Class C and Class I shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

Six Months Ended June 30, 2012
Cohen & Steers Global Infrastructure Fund—Class A	5.12%
Cohen & Steers Global Infrastructure Fund—Class B	4.81%
Cohen & Steers Global Infrastructure Fund—Class C	4.78%
Cohen & Steers Global Infrastructure Fund—Class I	5.28%
UBS Global 50/50 Infrastructure & Utilities Index—net[a]	4.42%
S&P 500 Index[a]	9.49%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our Web site at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.5% initial sales charge on Class A shares or the 5% and 1% maximum contingent deferred sales charge on Class B and Class C shares, respectively. If such charges were included, returns would have been lower. Performance figures for periods shorter than one year are not annualized.

The Fund implements fair value pricing when the daily change in a specific U.S. market index exceeds a predetermined percentage. Fair value pricing adjusts the valuation of certain non-U.S. holdings to account for such index change following the close of foreign markets. This standard practice has been adopted by a majority of the fund industry. In the event fair value pricing is implemented on the first and/or last day of a performance measurement period, the Fund's return may diverge from the relative performance of its benchmark index, which does not use fair value pricing. An investor cannot invest directly in an index.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and realized gains are a return of capital distributed from the Fund's assets.

a  The UBS Global 50/50 Infrastructure & Utilities Index tracks the performance of global infrastructure-related securities, split evenly between utilities and infrastructure and is net of dividend withholding taxes. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Investment Review

The six-month period ended June 30, 2012 began on an optimistic note, with solid advances across global equity markets amid improving U.S. economic indicators and signs that the European Central Bank (ECB) was intent on containing the eurozone's sovereign debt crisis. The ECB unveiled a second Long-Term Refinancing Operation in February, bringing the total to $1.3 trillion; and the U.S. Federal Reserve announced that it would keep interest rates low at least through 2014.

Skittish markets reversed course in the second quarter, however, when Greece's exit from the eurozone was, for a while, a real threat, putting the survival of the currency and trading bloc into question. Spain's banks revealed more serious capital shortfalls than previously thought, requiring a €100 billion capital infusion from the ECB. At the same time, growth slowed in Asia, particularly in China, and mixed U.S. economic data were disappointing. Investors fled to the relative safe haven of cash and U.S. government bonds, driving the dollar up and 10-year Treasury yields down to an all-time low in June.

Most infrastructure subsectors advanced

Performance was mixed in the period, with more economically sensitive subsectors outperforming in the first quarter and defensive subsectors outperforming in the second. Cellular tower companies, which represent the bulk of the communications sector (+18.1%)b, were a standout in both quarters; demand for wireless data services showed no signs of abating. The water subsector (+15.3%) was driven up by a sharp rebound in Veolia Environment, domiciled in France. The company is the largest private operator of water services in the world, and has been restructuring its business in order to improve its balance sheet and profitability. Airports (+11.6%) advanced largely on the strength of the group's Australian companies.

Passenger railway companies (+0.1%) were the index's weakest performers. Most of the companies in the index are in Japan, which is burdened with escalating debt, a strong currency that threatens the country's export-driven economy and the ongoing reconstruction in northern Japan following the Fukushima disaster. Pipeline companies (+3.8%) lagged due to a decline in natural gas liquids prices.

Utilities lagged on concerns about Europe

Electric utilities (+1.8%) performance was sharply divided between regulated (+6.2%) and integrated (–1.1%) subsectors. Integrated utilities have greater exposure to weak power markets in Europe and the United States. Furthermore, European utilities remain significant targets of regulators and politicians, who have launched punitive actions towards the sector over the past several years. Further, in some countries, notably Spain, the central government and regional banks hold large stakes in several utilities, which creates an overhang risk given the likely need for those entities to raise capital.

Fund performance

The Fund advanced and outperformed its index in the period, led by our allocation to electric utilities; we were underweight integrated utilities. On a stock-specific basis, we had a significant underweight in Iberdrola SA, a Spanish integrated utility. Our overweight and stock selection in water companies also provided a lift. We had an out-of-index investment in Cia de Saneamento Basico do Estado de Sao Paulo, ADR, a Brazilian water company that outperformed on speculation that it will benefit from a positive outcome in its regulatory review. Within pipelines, our stock selection was favorable, but was partly offset by our overweight in that sector.

b  Sector returns in local currencies as measured by the UBS Global 50/50 Infrastructure & Utilities Index.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Factors that detracted from relative performance included stock selection within the communications sector, particularly satellite companies. We had an overweight position in Eutelsat Communications, a French satellite company that is partly owned by Spain-based Abertis Infraestructuras SA. In the first quarter, Abertis sold half its stake in Eutelsat, and in the second quarter sold half of its remaining stock to China Investment Corp. The overhang from these, and the likely final stock placement, led Eutelsat to underperform. Our slight overweight in Abertis also detracted from performance. Our overweight in toll roads was unfavorable, but the negative impact was offset by our stock selection.

Investment Outlook

Following several months of disruption and disagreement among Eurozone countries, we are somewhat encouraged by the signs of progress toward greater fiscal unity. We believe that policy differences are narrowing and a willingness to work together is emerging, and that has given us the confidence to modestly decrease our underweight to the region for the near term. But the eurozone's challenges are many, and we continue to be concerned about the long-term growth outlook for the region.

As we have noted before, European governments have taxed state-controlled infrastructure companies in difficult times, and those with an ownership interest could sell their stakes to raise capital. For these reasons, we continue to favor companies that have less exposure to government intervention—satellite companies, for example.

We will maintain our overweight in North America, where there has been a positive secular trend with tower companies. Brazilian infrastructure companies continue to benefit from a relatively attractive fundamental outlook, and we remain overweight.

With all that said, we believe the predictable income, modest volatility and long-term growth potential of infrastructure securities are an appealing combination. We will maintain our focus on subsectors we believe offer attractive relative valuations and compelling growth dynamics, such as communications infrastructure. Conversely, we plan to keep our significant underweight in integrated electric utilities in the face of sector-specific fundamental and regulatory risks.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

ROBERT S. BECKER	BEN MORTON

Portfolio Manager	Portfolio Manager

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

The views and opinions in the preceding commentary are subject to change. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you will find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering the global real estate, commodities, global natural resource equities, listed infrastructure, utilities, large cap value and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals and an overview of our investment approach.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended June 30, 2012

	Class A Shares	Class B Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	–2.90%[a]	–4.00%[b]	0.05%[d]	—
1 Year (without sales charge)	1.67%	1.00%	1.05%	1.95%
5 Years (with sales charge)	–2.16%[a]	–2.29%[c]	–1.88%	—
5 Years (without sales charge)	–1.25%	–1.90%	–1.88%	–0.92%
Since Inception[e] (with sales charge)	6.48%[a]	6.37%	6.47%	—
Since Inception[e] (without sales charge)	7.08%	6.37%	6.47%	7.44%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our Web site at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2012 prospectuses were as follows: Class A—1.61% and 1.50%; Class B—2.26% and 2.15%; Class C—2.26% and 2.15%; and Class I—1.29% and 1.15%. Through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.50% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares and 1.15% for Class I shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 5%.

c  Reflects a contingent deferred sales charge of 2%.

d  Reflects a contingent deferred sales charge of 1%.

e  Inception date of May 3, 2004.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012—June 30, 2012.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period[a] January 1, 2012– June 30, 2012
Class A
Actual (5.12% return)	$1,000.00	$1,051.20	$7.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.40	$7.52
Class B
Actual (4.81% return)	$1,000.00	$1,048.10	$10.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.17	$10.77
Class C
Actual (4.78% return)	$1,000.00	$1,047.80	$10.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.17	$10.77
Class I
Actual (5.28% return)	$1,000.00	$1,052.80	$5.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.14	$5.77

a  Expenses are equal to the Fund's Class A, Class B, Class C and Class I annualized expense ratios of 1.50%, 2.15%, 2.15% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses that were assumed by the advisor, the annualized expense ratios would have been 1.70%, 2.35%, 2.35% and 1.38%, respectively.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

June 30, 2012
Top Ten Holdings
(Unaudited)

Security	Value	% of Net Assets
American Tower Corp.	$5,323,227	6.1
Crown Castle International Corp.	4,461,093	5.1
East Japan Railway Co.	4,093,986	4.7
Vinci SA	3,442,412	3.9
Transurban Group	3,400,477	3.9
West Japan Railway Co.	3,130,600	3.6
Southern Co.	2,574,928	2.9
SES SA	2,254,833	2.6
Enbridge	2,182,245	2.5
SBA Communications Corp.	2,156,490	2.5

Country Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

		Number of Shares	Value
COMMON STOCK	98.8%
AUSTRALIA	7.9%
AIRPORTS	0.7%
Sydney Airport[a]		206,950	$616,777
ELECTRIC	1.4%
INTEGRATED ELECTRIC	0.8%
AGL Energy Ltd.[a]		24,185	367,533
Origin Energy Ltd.[a]		26,848	338,123
			705,656
REGULATED ELECTRIC	0.6%
Spark Infrastructure Group, 144Aa,b		345,751	542,087
TOTAL ELECTRIC			1,247,743
MARINE PORTS	1.0%
Asciano Ltd.[a]		187,600	842,625
RAILWAYS	0.9%
QR National Ltd.[a]		235,250	824,065
TOLL ROADS	3.9%
Transurban Group[a]		582,173	3,400,477
TOTAL AUSTRALIA			6,931,687
BRAZIL	1.3%
TOLL ROADS	1.0%
CCR SA		111,548	906,935
WATER	0.3%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR		2,950	223,787
TOTAL BRAZIL			1,130,722
CANADA	5.1%
MARINE PORTS	0.7%
Westshore Terminals Investment Corp.		23,917	578,368
PIPELINES—PIPELINES—C-CORP	4.4%
Enbridge		54,642	2,182,245
TransCanada Corp.		40,305	1,689,239
			3,871,484
TOTAL CANADA			4,449,852

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
CHINA	0.4%
ELECTRIC—INTEGRATED ELECTRIC
Huaneng Power International, Class H (HKD)[a]		504,000	$381,106
FRANCE	10.7%
AIRPORTS	1.2%
Aeroports de Paris[a]		14,050	1,062,688
COMMUNICATIONS—SATELLITES	0.7%
Eutelsat Communications[a]		19,060	586,318
ELECTRIC—INTEGRATED ELECTRIC	1.9%
GDF Suez[a]		69,339	1,653,584
TOLL ROADS	6.2%
Groupe Eurotunnel SAa		250,000	2,032,072
Vinci SAa		73,658	3,442,412
			5,474,484
WATER	0.7%
Veolia Environnement[a]		47,700	604,033
TOTAL FRANCE			9,381,107
GERMANY	2.3%
AIRPORTS	0.6%
Fraport AGa		9,641	519,110
ELECTRIC—INTEGRATED ELECTRIC	1.7%
E.ON AGa		71,500	1,545,052
TOTAL GERMANY			2,064,162
HONG KONG	2.8%
DIVERSIFIED	0.2%
NWS Holdings Ltd.[a]		143,200	209,067
ELECTRIC—REGULATED ELECTRIC	1.7%
CLP Holdings Ltd.[a]		93,300	792,339
Power Assets Holdings Ltd.[a]		91,000	682,293
			1,474,632
GAS DISTRIBUTION	0.9%
Hong Kong and China Gas Co., Ltd.[a]		367,600	780,893
TOTAL HONG KONG			2,464,592

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
ITALY	2.4%
ELECTRIC	0.9%
INTEGRATED ELECTRIC	0.2%
Enel S.p.A.[a]		63,900	$206,324
REGULATED ELECTRIC	0.7%
Terna Rete Elettrica Nazionale S.p.A.[a]		160,200	578,891
TOTAL ELECTRIC			785,215
GAS DISTRIBUTION	0.3%
Snam Rete Gas S.p.A.[a]		66,913	299,778
TOLL ROADS	1.2%
Atlantia S.p.A.[a]		83,011	1,059,513
TOTAL ITALY			2,144,506
JAPAN	12.2%
ELECTRIC—INTEGRATED ELECTRIC	1.2%
Chubu Electric Power Co.[a]		29,000	470,254
Kansai Electric Power Co.[a]		51,100	612,817
			1,083,071
GAS DISTRIBUTION	0.5%
Osaka Gas Co., Ltd.[a]		110,400	462,545
RAILWAYS	10.5%
Central Japan Railway Co.[a]		250	1,968,967
East Japan Railway Co.[a]		65,200	4,093,986
West Japan Railway Co.[a]		76,100	3,130,600
			9,193,553
TOTAL JAPAN			10,739,169
LUXEMBOURG	2.6%
COMMUNICATIONS—SATELLITES
SES SAa		95,367	2,254,833
MEXICO	0.5%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, ADR		12,065	476,085

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
NETHERLANDS	2.3%
MARINE PORTS
Koninklijke Vopak NVa		31,453	$2,017,448
NEW ZEALAND	0.3%
AIRPORTS
Auckland International Airport Ltd.[a]		132,505	259,877
PORTUGAL	0.3%
ELECTRIC—INTEGRATED ELECTRIC
Energias de Portugal SAa		98,470	232,941
SOUTH KOREA	0.6%
ELECTRIC—REGULATED ELECTRIC
Korea Electric Power Corp.[a,c]		22,300	502,432
SPAIN	2.5%
ELECTRIC—INTEGRATED ELECTRIC	0.3%
Iberdrola SAa		50,300	237,477
GAS DISTRIBUTION	0.7%
Enagas SAa		33,826	617,194
TOLL ROADS	1.5%
Abertis Infraestructuras SAa		97,579	1,318,738
TOTAL SPAIN			2,173,409
SWITZERLAND	0.7%
AIRPORTS
Flughafen Zuerich AGa		1,850	649,848
UNITED KINGDOM	5.5%
COMMUNICATIONS—SATELLITES	1.4%
Inmarsat PLC[a]		161,800	1,248,648
ELECTRIC	2.7%
INTEGRATED ELECTRIC	0.5%
SSE PLC[a]		18,200	397,042
REGULATED ELECTRIC	2.2%
National Grid PLC[a]		185,651	1,967,536
TOTAL ELECTRIC			2,364,578

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
WATER	1.4%
Severn Trent PLC[a]		32,700	$847,682
United Utilities Group PLC[a]		33,400	353,813
			1,201,495
TOTAL UNITED KINGDOM			4,814,721
UNITED STATES	38.4%
COMMUNICATIONS—TOWERS	13.6%
American Tower Corp.		76,144	5,323,227
Crown Castle International Corp.[c]		76,050	4,461,093
SBA Communications Corp.[c]		37,800	2,156,490
			11,940,810
ELECTRIC	14.6%
INTEGRATED ELECTRIC	7.3%
Edison International		36,930	1,706,166
Exelon Corp.		30,100	1,132,362
FirstEnergy Corp.		14,200	698,498
NextEra Energy		22,215	1,528,614
PPL Corp.		48,347	1,344,530
			6,410,170
REGULATED ELECTRIC	7.3%
CenterPoint Energy		43,150	891,910
ITC Holdings Corp.		7,350	506,489
PG&E Corp.		34,030	1,540,538
Southern Co.		55,614	2,574,928
Wisconsin Energy Corp.		23,336	923,406
			6,437,271
TOTAL ELECTRIC			12,847,441
GAS DISTRIBUTION	2.5%
Atmos Energy Corp.		3,900	136,773
Questar Corp.		30,954	645,700
Sempra Energy		19,950	1,374,156
			2,156,629

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
PIPELINES	6.1%
PIPELINES—C-CORP	3.0%
Kinder Morgan		12,650	$407,583
Targa Resources Corp.		14,400	614,880
Williams Cos. (The)		57,005	1,642,884
			2,665,347
PIPELINES—MLP	3.1%
Enterprise Products Partners LP		6,600	338,184
EQT Midstream Partners LPc		20,391	490,811
Golar LNG Partners LP (Marshall Islands)		11,700	379,080
MarkWest Energy Partners LP		7,800	384,618
Oiltanking Partners LP		13,918	436,329
Rose Rock Midstream LP		12,300	302,703
Tesoro Logistics LP		11,875	402,563
			2,734,288
TOTAL PIPELINES			5,399,635
SHIPPING	0.6%
GasLog Ltd. (Bermuda)[c]		54,630	554,495
WATER	1.0%
American Water Works Co.		24,332	834,101
TOTAL UNITED STATES			33,733,111
TOTAL COMMON STOCK (Identified cost—$72,187,269)			86,801,608

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

		Number of Shares	Value
SHORT-TERM INVESTMENTS	0.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%[d]		150,002	$150,002
Federated Government Obligations Fund, 0.01%[d]		150,002	150,002
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$300,004)			300,004
TOTAL INVESTMENTS (Identified cost—$72,487,273)	99.1%		87,101,612
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		748,942
NET ASSETS	100.0%		$87,850,554

Glossary of Portfolio Abbreviations

ADR  American Depositary Receipt

HKD  Hong Kong Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Aggregate fair value securities represent 53.5% of the net assets of the Fund, all of which have been fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors.

b  Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.6% of the net assets of the Fund, of which 0.0% are illiquid.

c  Non-income producing security.

d  Rate quoted represents the seven-day yield of the fund.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2012 (Unaudited)

Sector Summary	% of Net Assets
Electric	27.7
Communications	18.3
Toll Roads	13.8
Railways	11.4
Pipelines	10.5
Gas Distribution	4.9
Airports	4.0
Marine Ports	4.0
Water	3.4
Other	1.2
Shipping	0.6
Diversified	0.2
100.0

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$72,487,273)	$87,101,612
Cash	7,222
Foreign currency, at value (Identified cost—$25,443)	25,375
Receivable for:
Investment securities sold	1,603,628
Dividends	376,508
Fund shares sold	348,189
Other assets	506
Total Assets	89,463,040
LIABILITIES:
Payable for:
Investment securities purchased	580,603
Fund shares redeemed	541,847
Dividends declared	268,495
Investment advisory fees	35,005
Shareholder servicing fees	3,911
Distribution fees	1,738
Administration fees	1,396
Directors' fees	191
Other liabilities	179,300
Total Liabilities	1,612,486
NET ASSETS	$87,850,554
NET ASSETS consist of:
Paid-in capital	$89,128,863
Accumulated undistributed net investment income	27,711
Accumulated net realized loss	(15,919,239)
Net unrealized appreciation	14,613,219
$87,850,554

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2012 (Unaudited)

CLASS A SHARES:
NET ASSETS	$34,761,260
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,583,372
Net asset value and redemption price per share	$13.46
Maximum offering price per share ($13.46 ÷ 0.955)[a]	$14.09
CLASS B SHARES:
NET ASSETS	$820,536
Shares issued and outstanding ($0.001 par value common stock outstanding)	60,927
Net asset value and offering price per share[b]	$13.47
CLASS C SHARES:
NET ASSETS	$16,241,090
Shares issued and outstanding ($0.001 par value common stock outstanding)	1,209,685
Net asset value and offering price per share[b]	$13.43
CLASS I SHARES:
NET ASSETS	$36,027,668
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,671,772
Net asset value, offering and redemption price per share	$13.48

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge which varies with the length of time shares are held.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividend income (net of $127,379 of foreign withholding tax)	$1,685,125
Expenses:
Investment advisory fees	338,472
Distribution fees—Class A	44,015
Distribution fees—Class B	4,443
Distribution fees—Class C	62,331
Administration fees	54,526
Professional fees	52,598
Custodian fees and expenses	48,594
Shareholder servicing fees—Class A	17,606
Shareholder servicing fees—Class B	1,481
Shareholder servicing fees—Class C	20,777
Shareholder servicing fees—Class I	4,806
Registration and filing fees	39,858
Shareholder reporting expenses	31,486
Transfer agent fees and expenses	30,811
Directors' fees and expenses	3,528
Line of credit fees	1,531
Miscellaneous	9,637
Total Expenses	766,500
Reduction of Expenses (See Note 2)	(96,856)
Net Expenses	669,644
Net Investment Income	1,015,481
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(577,186)
Foreign currency transactions	(10,930)
Net realized loss	(588,116)
Net change in unrealized appreciation (depreciation) on:
Investments	4,046,694
Foreign currency translations	1,535
Net change in unrealized appreciation (depreciation)	4,048,229
Net realized and unrealized gain	3,460,113
Net Increase in Net Assets Resulting from Operations	$4,475,594

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011
Change in Net Assets:
From Operations:
Net investment income	$1,015,481	$1,864,258
Net realized loss	(588,116)	(1,174,465)
Net change in unrealized appreciation (depreciation)	4,048,229	1,240,325
Net increase in net assets resulting from operations	4,475,594	1,930,118
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(392,102)	(763,747)
Class B	(6,498)	(21,383)
Class C	(130,129)	(247,812)
Class I	(462,295)	(859,521)
Tax return of capital:
Class A	—	(6,984)
Class B	—	(396)
Class C	—	(3,472)
Class I	—	(5,899)
Total dividends and distributions to shareholders	(991,024)	(1,909,214)
Capital Stock Transactions:
Decrease in net assets from Fund share transactions	(6,358,890)	(4,380,170)
Total decrease in net assets	(2,874,320)	(4,359,266)
Net Assets:
Beginning of period	90,724,874	95,084,140
End of period[a]	$87,850,554	$90,724,874

a  Includes accumulated undistributed net investment income of $27,711 and $3,254, respectively.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.95	$12.93	$12.59	$10.68	$17.47	$16.60
Income from investment operations:
Net investment income[a]	0.15	0.26	0.22	0.22	0.38	0.18
Net realized and unrealized gain (loss)	0.51	0.03	0.42	1.91	(6.77)	3.75
Total from investment operations	0.66	0.29	0.64	2.13	(6.39)	3.93
Less dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.27)	(0.29)	(0.22)	(0.40)	(0.17)
Net realized gain	—	—	—	—	—	(2.90)
Tax return of capital	—	(0.00)[b]	(0.01)	(0.00)[b]	(0.00)[b]	—
Total dividends and distributions to shareholders	(0.15)	(0.27)	(0.30)	(0.22)	(0.40)	(3.07)
Redemption fees retained by the Fund	—	0.00 [b]	0.00 [b]	0.00 [b]	0.00 [b]	0.01
Net increase (decrease) in net asset value	0.51	0.02	0.34	1.91	(6.79)	0.87
Net asset value, end of period	$13.46	$12.95	$12.93	$12.59	$10.68	$17.47
Total investment return[c,d]	5.12%[e]	2.22%	5.25%	20.24%	–36.94%	23.84%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class A
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$34.8	$35.2	$41.7	$54.7	$32.0	$43.4
Ratio of expenses to average daily net assets (before expense reduction)	1.70%[f,g]	1.61%[f]	1.74%[f]	1.90%[f]	1.84%	1.64%
Ratio of expenses to average daily net assets (net of expense reduction)	1.50%[f,g]	1.50%[f]	1.50%[f]	1.50%[f]	1.50%	1.50%
Ratio of net investment income to average daily net assets (before expense reduction)	2.04%[f,g]	1.86%[f]	1.58%[f]	1.61%	2.40%	0.85%
Ratio of net investment income to average daily net assets (net of expense reduction)	2.24%[f,g]	1.97%[f]	1.82%[f]	2.00%	2.74%	0.99%
Portfolio turnover rate	35%[e]	73%	79%	98%	211%	102%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.94	$12.90	$12.55	$10.64	$17.39	$16.54
Income from investment operations:
Net investment income[a]	0.09	0.16	0.14	0.15	0.29	0.06
Net realized and unrealized gain (loss)	0.53	0.04	0.42	1.89	(6.73)	3.74
Total from investment operations	0.62	0.20	0.56	2.04	(6.44)	3.80
Less dividends and distributions to shareholders from:
Net investment income	(0.09)	(0.16)	(0.20)	(0.13)	(0.31)	(0.06)
Net realized gain	—	—	—	—	—	(2.90)
Tax return of capital	—	(0.00)[b]	(0.01)	(0.00)[b]	(0.00)[b]	—
Total dividends and distributions to shareholders	(0.09)	(0.16)	(0.21)	(0.13)	(0.31)	(2.96)
Redemption fees retained by the Fund	—	0.00 [b]	0.00 [b]	0.00 [b]	0.00 [b]	0.01
Net increase (decrease) in net asset value	0.53	0.04	0.35	1.91	(6.75)	0.85
Net asset value, end of period	$13.47	$12.94	$12.90	$12.55	$10.64	$17.39
Total investment return[c,d]	4.81%[e]	1.51%	4.57%	19.41%	–37.35%	23.14%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class B
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$0.8	$1.4	$3.1	$4.5	$6.2	$12.0
Ratio of expenses to average daily net assets (before expense reduction)	2.35%[f,g]	2.26%[f]	2.39%[f]	2.55%[f]	2.46%	2.29%
Ratio of expenses to average daily net assets (net of expense reduction)	2.15%[f,g]	2.15%[f]	2.15%[f]	2.15%[f]	2.15%	2.15%
Ratio of net investment income to average daily net assets (before expense reduction)	1.18%[f,g]	1.08%[f]	0.89%[f]	1.02%	1.74%	0.21%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.38%[f,g]	1.19%[f]	1.13%[f]	1.44%	2.05%	0.34%
Portfolio turnover rate	35%[e]	73%	79%	98%	211%	102%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.92	$12.90	$12.55	$10.65	$17.40	$16.55
Income from investment operations:
Net investment income[a]	0.10	0.17	0.14	0.15	0.29	0.06
Net realized and unrealized gain (loss)	0.52	0.03	0.43	1.89	(6.74)	3.74
Total from investment operations	0.62	0.20	0.57	2.04	(6.45)	3.80
Less dividends and distributions to shareholders from:
Net investment income	(0.11)	(0.18)	(0.21)	(0.14)	(0.30)	(0.06)
Net realized gain	—	—	—	—	—	(2.90)
Tax return of capital	—	(0.00)[b]	(0.01)	(0.00)[b]	(0.00)[b]	—
Total dividends and distributions to shareholders	(0.11)	(0.18)	(0.22)	(0.14)	(0.30)	(2.96)
Redemption fees retained by the Fund	—	0.00 [b]	0.00 [b]	0.00 [b]	0.00 [b]	0.01
Net increase (decrease) in net asset value	0.51	0.02	0.35	1.90	(6.75)	0.85
Net asset value, end of period	$13.43	$12.92	$12.90	$12.55	$10.65	$17.40
Total investment return[c,d]	4.78%[e]	1.52%	4.63%	19.43%	–37.35%	23.04%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$16.3	$17.2	$21.6	$25.8	$22.1	$36.6
Ratio of expenses to average daily net assets (before expense reduction)	2.35%[f,g]	2.26%[f]	2.39%[f]	2.55%[f]	2.47%	2.28%
Ratio of expenses to average daily net assets (net of expense reduction)	2.15%[f,g]	2.15%[f]	2.15%[f]	2.15%[f]	2.15%	2.15%
Ratio of net investment income to average daily net assets (before expense reduction)	1.38%[f,g]	1.20%[f]	0.93%[f]	1.00%	1.72%	0.20%
Ratio of net investment income to average daily net assets (net of expense reduction)	1.58%[f,g]	1.31%[f]	1.17%[f]	1.40%	2.04%	0.33%
Portfolio turnover rate	35%[e]	73%	79%	98%	211%	102%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Does not reflect sales charges, which would reduce return.

e  Not annualized.

f  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Per Share Operating Performance:	June 30, 2012	2011	2010	2009	2008	2007
Net asset value, beginning of period	$12.97	$12.96	$12.62	$10.70	$17.51	$16.63
Income from investment operations:
Net investment income[a]	0.17	0.32	0.30	0.26	0.36	0.25
Net realized and unrealized gain (loss)	0.52	0.01	0.38	1.91	(6.72)	3.76
Total from investment operations	0.69	0.33	0.68	2.17	(6.36)	4.01
Less dividends and distributions to shareholders from:
Net investment income	(0.18)	(0.32)	(0.33)	(0.25)	(0.45)	(0.24)
Net realized gain	—	—	—	—	—	(2.90)
Tax return of capital	—	(0.00)[b]	(0.01)	(0.00)[b]	(0.00)[b]	—
Total dividends and distributions to shareholders	(0.18)	(0.32)	(0.34)	(0.25)	(0.45)	(3.14)
Redemption fees retained by the Fund	—	0.00 [b]	0.00 [b]	0.00 [b]	0.00 [b]	0.01
Net increase (decrease) in net asset value	0.51	0.01	0.34	1.92	(6.81)	0.88
Net asset value, end of period	$13.48	$12.97	$12.96	$12.62	$10.70	$17.51
Total investment return[c]	5.28%[d]	2.51%	5.65%	20.64%	–36.73%	24.36%

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six	For the Year Ended December 31,
	Months Ended
Ratios/Supplemental Data:	June 30, 2012	2011	2010	2009	2008	2007
Net assets, end of period (in millions)	$36.0	$36.9	$28.7	$9.4	$5.8	$1.5
Ratio of expenses to average daily net assets (before expense reduction)	1.38%[e,f]	1.26%[e]	1.39%[e]	1.55%[e]	1.69%	1.31%
Ratio of expenses to average daily net assets (net of expense reduction)	1.15%[e,f]	1.15%[e]	1.15%[e]	1.15%[e]	1.15%	1.15%
Ratio of net investment income to average daily net assets (before expense reduction)	2.36%[e,f]	2.33%[e]	2.16%[e]	2.02%	2.24%	1.20%
Ratio of net investment income to average daily net assets (net of expense reduction)	2.59%[e,f]	2.44%[e]	2.40%[e]	2.42%	2.77%	1.36%
Portfolio turnover rate	35%[d]	73%	79%	98%	211%	102%

a  Calculation based on average shares outstanding.

b  Amount is less than $0.005.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers Global Infrastructure Fund, Inc. (the Fund), was incorporated under the laws of the State of Maryland on January 13, 2004 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is total return. The authorized shares of the Fund are divided into four classes designated Class A, B, C and I shares. Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares). Class B shares automatically convert to Class A shares at the end of the month which precedes the eighth anniversary of the purchase date.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended June 30, 2012, transfers between Level 1 and Level 2 securities totaled $42,152,404, which were the result of foreign fair value procedures utilized by the Fund.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock—Brazil	$1,130,722	$1,130,722	$—	$—
Common Stock—Canada	4,449,852	4,449,852	—	—
Common Stock—Mexico	476,085	476,085	—	—
Common Stock—United States	33,733,111	33,733,111	—	—
Common Stock— Other Countries	47,011,838	—	47,011,838	—
Money Market Funds	300,004	—	300,004	—
Total Investments[a]	$87,101,612	$39,789,770	$47,311,842	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the exchange rates prevailing on the date of valuation; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in foreign exchange rates on investments from the changes in market prices of securities.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date unless the shareholder has elected to have them paid in cash. Distributions paid by the Fund are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund's tax positions taken on federal income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2012, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the six months ended June 30, 2012, and through June 30, 2014, the advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred (excluding distribution and shareholder servicing fees applicable to Class A, Class B and Class C shares and extraordinary expenses) to the extent necessary to maintain the Fund's total annual operating expenses as a percentage of average net assets at 1.50% for Class A shares, 2.15% for Class B shares and Class C shares and 1.15% for Class I shares. This contractual agreement can be amended at any time by agreement of the Fund and the advisor. For the six months ended June 30, 2012, fees waived and/or expenses reimbursed totaled $96,856.

Under subadvisory agreements between the advisor and each of Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (collectively, the subadvisors), affiliates of the advisor, the subadvisors are responsible for managing the Fund's investments in certain non-U.S. securities. For their services provided under the subadvisory agreements, the advisor (not the Fund) pays the subadvisors. The advisor allocates 50% of the advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund's average assets managed by the advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.02% of the Fund's average daily net assets. For the six months ended June 30, 2012, the Fund paid the advisor $9,026 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The Fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares and up to 0.75% of the average daily net assets attributable to Class B and Class C shares.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% and 2.00% on Class B shares, which applies if redemption occurs within one year and five years from purchase, respectively. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2012, the Fund has been advised that the distributor received $1,142 in sales commissions from the sale of Class A shares and $250 and $461 of CDSC relating to redemptions of Class B and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on Class B and Class C shares are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A shares and up to 0.25% of the average daily net assets of the Fund's Class B and Class C shares. Effective January 1, 2012, the Board of Directors of the Fund approved the adoption of a shareholder services plan for the Fund's Class I shares, pursuant to which the Fund pays the distributor a fee at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class I shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the advisor. The Fund does not pay compensation to directors and officers affiliated with the advisor except for the Chief Compliance Officer, who received compensation from the advisor which was reimbursed by the Fund in the amount of $662 for the six months ended June 30, 2012.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2012, totaled $31,233,942 and $37,597,220, respectively.

Note 4. Income Tax Information

As of June 30, 2012, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$72,487,273
Gross unrealized appreciation	$17,119,534
Gross unrealized depreciation	(2,505,195)
Net unrealized appreciation	$14,614,339

As of December 31, 2011, the Fund had a net capital loss carryforward of $12,699,953 which may be used to offset future capital gains. These losses are comprised of a long-term capital loss carryover of $1,772,188 recognized during the year ended December 31, 2011 which under current Federal income tax rules may offset capital gains recognized in any future period but must be utilized prior to using the balance of its short-term capital loss carryovers of which $4,240,194 will expire on December 31, 2016, $4,314,050 will expire on December 31, 2017 and $2,373,521 will expire on December 31, 2018. In addition, the Fund incurred short-term capital losses of $88,038 and net ordinary losses of $10,500 after October 31, 2011, that it has elected to treat as arising in the following fiscal year.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The Fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A:
Sold	257,111	$3,432,743	575,059	$7,618,283
Issued as reinvestment of dividends and distributions	21,897	294,730	39,611	514,393
Redeemed	(419,503)	(5,592,249)	(1,116,937)	(14,551,239)
Redemption fees retained by the Fund[a]	—	—	—	607
Net decrease	(140,495)	$(1,864,776)	(502,267)	$(6,417,956)
Class B:
Sold	169	$2,261	340	$4,451
Issued as reinvestment of dividends and distributions	261	3,511	847	11,118
Redeemed	(45,174)	(606,882)	(134,565)	(1,767,965)
Redemption fees retained by the Fund[a]	—	—	—	43
Net decrease	(44,744)	$(601,110)	(133,378)	$(1,752,353)
Class C:
Sold	34,532	$458,026	124,752	$1,621,924
Issued as reinvestment of dividends and distributions	6,062	81,418	10,382	134,908
Redeemed	(162,704)	(2,144,223)	(475,379)	(6,181,624)
Redemption fees retained by the Fund[a]	—	—	—	302
Net decrease	(122,110)	$(1,604,779)	(340,245)	$(4,424,490)

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class I:
Sold	349,777	$4,648,851	1,718,287	$22,598,883
Issued as reinvestment of dividends and distributions	25,435	342,870	43,457	563,921
Redeemed	(547,695)	(7,279,946)	(1,134,714)	(14,948,576)
Redemption fees retained by the Fund[a]	—	—	—	401
Net increase (decrease)	(172,483)	$(2,288,225)	627,030	$8,214,629

a  A 2% redemption fee, paid directly to the Fund, was charged on shares sold within 60 days of the time of purchase. Effective March 1, 2011, the Fund no longer charges redemption fees.

Note 6. Borrowings

The Fund, in conjunction with other Cohen & Steers funds, is a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires January 25, 2013. The Fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement. For the period January 1, 2012 through January 27, 2012, the commitment fee was 0.125% per annum on the Fund's proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2012, the Fund did not borrow under the credit agreement.

Note 7. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2012 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund's net investment company taxable income and this excess could be a tax free return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund, including a majority of the directors who are not parties to the Fund's investment advisory and subadvisory agreements (the "Advisory Agreements"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the Fund's Advisory Agreements for their initial two year term and their continuation annually thereafter at a meeting of the Board of Directors called for the purpose of voting on the approval or continuation. At a telephonic meeting held on June 12, 2012 and at a meeting held in person on June 19, 2012, the Advisory Agreements were discussed and were unanimously continued for a term ending June 30, 2013 by the Fund's Board of Directors, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Advisory Agreements, the Board of Directors reviewed materials provided by the Fund's investment advisor (the "Investment Advisor") and Fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") and performance comparisons to a larger category universe, prepared by an independent data provider; summary information prepared by the Investment Advisor; and a memorandum outlining the legal duties of the Board of Directors. The Board of Directors also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the Board of Directors considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board of Directors, including presentations

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund's objective. In particular, the Board of Directors considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board of Directors reviewed the services that the Investment Advisor and the sub-investment advisors (the "Subadvisors") provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and, for the Investment Advisor, generally managing the Fund's investments in accordance with the stated policies of the Fund. The Board of Directors also discussed with officers and portfolio managers of the Fund the types of transactions that were being done on behalf of the Fund. Additionally, the Board of Directors took into account the services provided by the Investment Advisor and the Subadvisors to other funds, including those that have investment objectives and strategies similar to the Fund. The Board of Directors next considered the education, background and experience of the Investment Advisor's and Subadvisors' personnel, noting particularly that the favorable history and reputation of the portfolio managers for the Fund has had, and would likely continue to have, a favorable impact on the Fund. The Board of Directors further noted the Investment Advisor's and Subadvisors' ability to attract qualified and experienced personnel. The Board of Directors also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board of Directors concluded that the nature, extent and quality of services provided by the Investment Advisor and Subadvisors are adequate and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board of Directors considered the investment performance of the Fund versus Peer Funds and compared to a relevant linked benchmark. The Board of Directors noted that the Fund outperformed the medians of the Peer Funds for the one-year period and underperformed for the three- and five-year periods ended March 31, 2012. The Board of Directors also noted that the Fund had outperformed its linked benchmark for the one-, three- and five-year periods. The Board of Directors noted that the Fund's investment strategy changed to global infrastructure from utilities effective April 1, 2008. The Board of Directors engaged in discussions with the Investment Advisor regarding the contributors and detractors to the Fund's performance during the periods and discussed the variance in the composition of the holdings of the Fund and Peer Funds. The Board of Directors also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor's experience in managing other infrastructure funds. The Board of Directors then determined that Fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: Next, the Board of Directors considered the advisory fees and administrative fees payable by the Fund, as well as total expense ratios. As part of its analysis, the Board of Directors gave consideration to the fee and expense analyses provided by the independent data provider. The Board of Directors noted that actual advisory fees and the contractual advisory fees were lower than the medians of the Peer Funds and the net expense ratio was slightly higher than the median of the Peer Fund's. The Board of Directors noted that the Fund has a breakpoint of 10 basis points on assets over $1.5 billion; however, as a result of asset size, the reduced fee is not currently applicable. The Board of Directors considered that the Investment Advisor continues to waive its fees

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

and reimburse expenses to limit overall operating expenses of the Fund. The Board of Directors then considered the administrative services provided by the Investment Advisor, including compliance and accounting services, and further noted that the Fund pays an administration fee to the Investment Advisor. The Board of Directors concluded that the Fund's expense structure was satisfactory.

The Board of Directors also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board of Directors considered the level of the Investment Advisor's profits and whether the profits were reasonable for the Investment Advisor. Since the Subadvisors are paid by the Investment Advisor and not by the Fund and are affiliates of the Investment Advisor, and the Board of Directors considered the profitability of the Investment Advisor as a whole, the Board of Directors did not consider the Subadvisors' separate profitability to be relevant to their considerations. The Board of Directors took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Advisor receives by allocating the Fund's brokerage transactions. The Board of Directors also considered the fees received by the Investment Advisor under the Administration Agreement, and noted the significant services received, such as compliance, accounting and operational services and furnishing office space and facilities for the Fund, and providing persons satisfactory to the Board of Directors to serve as officers of the Fund, and that these services were beneficial to the Fund. The Board of Directors noted that because of the Fund's small size, the operating expenses continue to be subsidized, and the Fund is not yet profitable. The Board of Directors concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor's fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board of Directors noted that the Fund's advisory fee schedule contains a breakpoint of 10 basis points once the Fund's assets reached $1.5 billion. The Board of Directors considered the Fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (iii), the Board of Directors compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisers managing Peer Funds. The Board of Directors also considered the services rendered, fees paid and profitability under the Advisory Agreements to those under the Investment Advisor's other advisory agreements and advisory contracts with institutional and other clients with similar investment mandates. The Board of Directors also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients. The Board of Directors determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board of Directors. Rather, after weighing all of the considerations and conclusions discussed above, the Board of Directors, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don't share

For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share

For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share

For our affiliates to market to you—	No	We don't share

For non-affiliates to market to you—	No	We don't share

Questions?  Call 800.330.7348

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Europe SA, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, "Cohen & Steers").

What we do
How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS REALTY INCOME FUND

  •  Designed for investors seeking total return, investing primarily in real estate securities with an emphasis on both income and capital appreciation

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
EMERGING MARKETS REAL ESTATE FUND

  •  Designed for investors seeking total return, investing primarily in emerging market real estate securities

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking high income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

Robert S. Becker
Vice president

Francis C. Poli
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class   A—CSUAX
B—CSUBX
C—CSUCX
I—CSUIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Infrastructure Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell.

eDelivery NOW AVAILABLE

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COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

280 PARK AVENUE

NEW YORK, NY 10017

Semiannual Report June 30, 2012

Cohen & Steers Global Infrastructure Fund

CSUAXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCUTURE FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date: September 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: September 4, 2012